Current and long-term debt - Senior notes due 2025 (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	May 29, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 2,541,678,000		$ 2,415,326,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Drawdowns		770,223,000
Borrowings		3,145,623,000		3,070,271,000
Unsecured Senior Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued	$ 28,100,000				$ 28,100,000
Borrowings interest rate	7.00%
Drawdowns	$ 26,500,000
Minimum denominations	$ 25.00
Net borrowings limit	70.00%
Consolidated tangible net worth	$ 650,000,000
Unsecured Senior Notes Due 2025 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Drawdowns		41,929,000
Borrowings		70,050,000		$ 28,100,000
Unsecured Senior Notes Due 2025 | Borrowings, Redemption, Period One
Disclosure of detailed information about borrowings [line items]
Repurchased face amount percentage	102.00%
Unsecured Senior Notes Due 2025 | Borrowings, Redemption, Period Two
Disclosure of detailed information about borrowings [line items]
Repurchased face amount percentage	101.00%
Unsecured Senior Notes Due 2025 | Borrowings Redemption, Period Three
Disclosure of detailed information about borrowings [line items]
Repurchased face amount percentage	100.00%
Unsecured Senior Notes Due 2025 | Borrowings Redemption, Period Four
Disclosure of detailed information about borrowings [line items]
Repurchased face amount percentage	104.00%
Unsecured Senior Notes Due 2025 | B. Riley Securities Inc.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			7.00%
Authorized amount of additional principal			$ 75,000,000
Unsecured Senior Notes Due 2025 | B. Riley Securities Inc. | Sales of additional notes
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued		42,100,000
Drawdowns		$ 41,200,000
Unsecured Senior Notes Due 2025 | Exercise of Underwriters Options Senior Notes
Disclosure of detailed information about borrowings [line items]
Drawdowns	$ 3,100,000